Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015
Income Tax Disclosure [Abstract]
Decrease in valuation allowance	$ 538,000	$ 1,390,000
Net operating loss carry-forward	$ 27,000,000
Operating loss carryforwards expiration, description	Beginning in 2026 through 2036.
Limitations on use of operating loss carryforwards, description	Internal Revenue Code Section 382 limits the ability to utilize net operating losses if a 50% change in ownership occurs over a three year period. Such limitation of the net operating losses may have occurred but we have not analyzed it at this time as the deferred tax asset is fully reserved.